INVESTMENT IN ASSOCIATE	12 Months Ended
Mar. 31, 2023
Investment In Associate
INVESTMENT IN ASSOCIATE

NOTE 6. INVESTMENT IN ASSOCIATE

Details of the Company’s associate, Stimunity S.A. (“Stimunity”), as of March 31, 2023 and 2022 are as follows:

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of March 31, 2023	Voting Rights Held as of March 31, 2022
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

The following table is a roll-forward of the Company’s investment in Stimunity as of and for the years ended March 31, 2023 and 2022:

	As of and for the Years Ended March 31,
(In thousands)	2023	2022

Balance, beginning of year	$1,673	$1,735
Share of loss	(260)	(62)
Impairment loss	(607)	–
Balance, end of year	$806	$1,673

On June 1, 2020, the Company made an additional investment of €0.9 million ($1.0 million) by executing its subscription for 2,479 Class A shares upon the achievement of certain milestones, as provided in a shareholders’ agreement with Stimunity (the “Shareholders’ Agreement”), increasing its equity share in Stimunity to 44%.

The Company accounts for its investment in Stimunity under the equity method and, accordingly, records its share of Stimunity’s earnings or loss based on its ownership percentage. The Company recorded equity in loss in Stimunity of $260,000, $62,000 and $490,000 for the years ended March 31, 2023, 2022 and 2021, respectively.

Under the Shareholders’ Agreement, Portage has (i) a preferential subscription right to maintain its equity interest in Stimunity in the event of a capital increase from the issuance of new securities by Stimunity, except for issuances of new securities for stock options under a merger plan or for an acquisition, and (ii) the right to vote against any (a) issuances of additional securities that would call for Portage to waive its preferential subscription right, or (b) any dilutive issuance.

The following table illustrates the summarized financial information of the Company's investment in Stimunity S.A:

	As of March 31,
(In millions)	2023	2022
	(Unaudited)	(Unaudited)
Current assets	$0.9	$1.1
Non-current assets	$–	$–

Current liabilities	$0.8	$–
Non-current liabilities	$0.1	$0.8
Equity	$–	$0.3

Company's share in equity – 44.0% and 44.0%	$–	$0.1

	Years Ended March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Revenue	$0.1	$0.2
Loss from operations	$(0.8)	$(0.8)
Net loss	$(0.6)	$(0.4)

On July 13, 2022, the Company entered into a commitment with Stimunity to provide €600,000 under a convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”). The Stimunity Convertible Note provides for simple interest at 7% per annum. The Stimunity Convertible Note is automatically converted into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. If such subscription round is completed prior to the Maturity Date, the Company will be entitled to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%. Additionally, if Stimunity completes a financing with a new category of shares (other than Common Shares or Series A shares) for at least €5 million (the “Minimum Raise”), the Company will have the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares. In the event that Stimunity does not close a financing prior to the Maturity Date or raises less than the Minimum Raise, the Company will have the right to convert the Stimunity Convertible Note into Series A shares at €363.00 per share or the raise price less 15%, whichever is lower. The Stimunity Convertible Note was funded on September 12, 2022. See Note 18, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.

The Stimunity Convertible Note was initially recorded at $0.614 million to record the translated value of the Stimunity Convertible Note on September 12, 2022. The Company recognized an unrealized gain of $0.039 million through OCI in fiscal 2023 to reflect the change in translation rate for the Stimunity Convertible Note settleable in euros, increasing the carrying value of the Stimunity Convertible Note to $0.653 million.

At March 31, 2023, the Company determined that there were indications of impairment of both the investment in associate and the Stimunity Convertible Note receivable, based upon the inability of Stimunity to obtain financing. The Company performed an IAS 36 fair value analysis evaluating the likelihood of various scenarios given the current market conditions, the increasing cost of capital and development delays associated with Stimunity’s lack of liquidity. The Company recorded provisions of impairment of $0.607 million and $0.211 million, with respect to the investment in associate and the Stimunity Convertible Note receivable, respectively, decreasing the carrying value of the investment in associate and the Stimunity Convertible Note to $0.806 million and $0.442 million, respectively, at March 31, 2023.